EQUITY	12 Months Ended
Dec. 31, 2024
Equity [abstract]
EQUITY	EQUITY
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Preferred equity	(a)	$4,103	$4,103
Non-controlling interests	(b)	119,406	122,465
Common equity	(c)	41,874	41,674
		$165,383	$168,242
a)    Preferred Equity
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2024	2023	2024	2023
Perpetual preferred shares
Floating rate	4.52%	5.29%	$463	$463
Fixed rate	4.82%	4.82%	739	739
	4.70%	5.00%	1,202	1,202
Fixed rate-reset preferred shares	5.04%	4.72%	2,901	2,901
	4.94%	4.80%	$4,103	$4,103
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2024	2023	2024	2023
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,220,175	10,220,175	$169	$169
Series 4	70% P	3,983,910	3,983,910	45	45
Series 13	70% P	8,792,596	8,792,596	195	195
Series 17	4.75%	7,840,204	7,840,204	171	171
Series 18	4.75%	7,681,088	7,681,088	178	178
Series 36	4.85%	7,842,909	7,842,909	197	197
Series 37	4.90%	7,830,091	7,830,091	193	193
Series 51	Variable up to P	3,320,486	3,320,486	54	54
				1,202	1,202
Rate-reset preferred shares[1]
Series 24	3.24%	10,808,027	10,808,027	265	265
Series 26	3.85%	9,770,928	9,770,928	240	240
Series 28	4.61%	9,233,927	9,233,927	232	232
Series 30	6.09%	9,787,090	9,787,090	241	241
Series 32[2]	6.74%	11,750,299	11,750,299	297	297
Series 34[3]	6.15%	9,876,735	9,876,735	253	253
Series 38	3.57%	7,906,132	7,906,132	179	179
Series 40[4]	5.83%	11,841,025	11,841,025	271	271
Series 42	3.25%	11,887,500	11,887,500	266	266
Series 44	5.00%	9,831,929	9,831,929	187	187
Series 46	5.39%	11,740,797	11,740,797	217	217
Series 48	6.23%	11,885,972	11,885,972	244	244
Series 52	2.75%	1,177,580	1,177,580	9	9
				2,901	2,901
Total				$4,103	$4,103
1.Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.
2.Dividend rate reset commenced October 1, 2023.
3.Dividend rate reset commenced April 1, 2024.
4.Dividend rate reset commenced October 1, 2024.
P – Prime Rate

The company is authorized to issue an unlimited number of Class A preferred shares and an unlimited number of Class AA preferred shares, issuable in series. No Class AA preferred shares have been issued.
The Class A preferred shares are entitled to preference over the Class A and Class B Limited Voting Shares (“Class A and B shares”) on the declaration of dividends and other distributions to shareholders. All series of the outstanding preferred shares have a par value of C$25.00 per share, except for Series 51 and Series 52, which have a par value of C$22.44 and C$22.00 respectively.
b)    Non-controlling Interests
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2024	2023
Common equity	$114,389	$117,318
Preferred equity	5,017	5,147
Total	$119,406	$122,465
Further information on non-controlling interests is provided in Note 4 Subsidiaries.
c)    Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2024	2023
Common shares	$10,806	$10,879
Contributed surplus	114	112
Retained earnings	17,066	18,006
Ownership changes	5,045	4,510
Accumulated other comprehensive income	8,843	8,167
Common equity	$41,874	$41,674
The company is authorized to issue an unlimited number of Class A Limited Voting Shares ("Class A shares") and 85,120 Class B Limited Voting Shares ("Class B shares"). The company’s Class A shares and Class B shares have no stated par value. The holders of Class A shares and Class B shares rank on par with each other with respect to the payment of dividends and the return of capital on the liquidation, dissolution or winding up of the company or any other distribution of the assets of the company among its shareholders for the purpose of winding up its affairs. Holders of the Class A shares are entitled to elect half of the Board of Directors of the company and holders of the Class B shares are entitled to elect the other half of the Board of Directors. With respect to the Class A and Class B shares, there are no dilutive factors, material or otherwise, that would result in different diluted earnings per share between the classes. This relationship holds true irrespective of the number of dilutive instruments issued in either one of the respective classes of Class A and Class B shares, as both classes of shares participate equally, on a pro rata basis, in the dividends, earnings and net assets of the company, whether taken before or after dilutive instruments, regardless of which class of shares is diluted.
The holders of the company’s Class A shares and Class B shares received cash dividends during 2024 of $0.32 per share (2023 – $0.28 per share).
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT DEC. 31	2024	2023
Class A shares[1]	1,506,464,968	1,523,372,339
Class B shares	85,120	85,120
Shares outstanding[1]	1,506,550,088	1,523,457,459
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	95,805,397	91,632,045
Total diluted shares	1,602,355,485	1,615,089,504
1.Net of 104,786,155 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 81,849,805).
2.Includes management share option plan and escrowed stock plan.
The authorized common share capital consists of an unlimited number of Class A shares and 85,120 Class B shares. Shares issued and outstanding changed as follows:

FOR THE YEARS ENDED DEC. 31	2024	2023
Outstanding, beginning of year[1]	1,523,457,459	1,573,371,868
Issued (Repurchased)
Issuances	3,351,357	794,418
Repurchases[2]	(26,676,978)	(54,547,332)
Long-term share ownership plans[3]	6,371,747	3,722,567
Dividend reinvestment plan and other	46,503	115,938
Outstanding, end of year[4]	1,506,550,088	1,523,457,459
1.Net of 81,849,805 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2023 (December 31, 2022 – 62,910,220).
2.During 2023, 32,934,574 BN Class A shares (“BN shares”) were voluntarily exchanged for newly-issued BWS class A-1 exchangeable non-voting shares on a one-for-one basis. BWS Class A-1 shares are convertible in BN shares.
3.Includes management share option plan and restricted stock plan.
4.Net of 104,786,155 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2024 (December 31, 2023 – 81,849,805).
Earnings Per Share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Net income attributable to shareholders	$641	$1,130
Preferred share dividends	(168)	(166)
Net income available to shareholders	473	964
Dilutive impact of exchangeable shares	12	5
Net income available to shareholders including dilutive impact of exchangeable shares	$485	$969

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Weighted average – Class A and Class B shares	1,511.5	1,558.5
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	73.1	29.7
Class A and Class B shares and share equivalents	1,584.6	1,588.2
Share-Based Compensation
The expense arising from share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Expense arising from equity-settled share-based payment transactions	$103	$104
Expense arising from cash-settled share-based payment transactions	410	290
Total expense arising from share-based payment transactions	513	394
Effect of hedging program	(407)	(289)
Total expense included in consolidated income	$106	$105
The company’s share-based payment plans are described below.
Equity-settled Share-based Awards
Management Share Option Plan
Options issued under the company’s Management Share Option Plan (“MSOP”) vest over a period of up to five years, expire ten years after the grant date and are settled through issuance of Class A shares. The exercise price is equal to the market price at the grant date. For the year ended December 31, 2024, the total expense incurred with respect to MSOP totaled $15 million (2023 – $17 million).
The changes in the number of options during 2024 and 2023 were as follows:

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	39,745	US$	26.30
Granted	1,165		40.03
Exercised	(10,187)		20.58
Cancelled	(232)		40.96
Outstanding as at December 31, 2024	30,491	US$	28.63
1.Options to acquire NYSE listed Class A shares.

	NYSE
	Number of Options (000’s)[1]	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	44,093	US$	25.16
Granted	716		36.37
Exercised	(4,731)		16.25
Cancelled	(333)		39.57
Outstanding as at December 31, 2023	39,745	US$	26.30
1.Options to acquire NYSE listed Class A shares.
The weighted-average fair value of options granted for the year ended December 31, 2024 was $12.51 (2023 – $9.61), and was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2024	2023
Weighted-average share price	US$	40.03	36.37
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	35.0	28.7
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.0
Risk-free rate	%	4.2	4.0
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
As at December 31, 2024, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$14.61 – US$16.70	1.1 years	2,611	—	2,611
US$18.43 – US$22.05	2.5 years	10,142	—	10,142
US$24.15 – US$31.64	4.2 years	5,776	102	5,878
US$35.56 – US$46.62	6.6 years	6,127	5,733	11,860
		24,656	5,835	30,491
As at December 31, 2023, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
US$13.77 – US$16.70	1.8 years	4,845	—	4,845
US$18.43 – US$22.05	3.0 years	16,604	—	16,604
US$24.15 – US$31.64	5.2 years	5,539	1,390	6,929
US$35.56 – US$46.62	7.3 years	4,175	7,192	11,367
		31,163	8,582	39,745
Escrowed Stock Plan
The Escrowed Stock Plan (the “ES Plan”) provides executives with indirect ownership of Class A shares. Under the ES Plan, executives are granted common shares (the “ES Shares”) in one or more private companies that own Class A shares. The Class A shares are purchased on the open market with the purchase cost funded by the company. The ES shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the company based on the market value of Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the company.
During 2024, 16.4 million Class A shares were purchased in respect of ES shares granted to executives under the ES Plan (2023 – 2.2 million Class A shares) during the year. For the year ended December 31, 2024, the total expense incurred with respect to the ES Plan totaled $36 million (2023 – $30 million).
The weighted-average fair value of escrowed shares granted for the year ended December 31, 2024 was $12.51 (2023 – $9.61), and was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2024	2023
Weighted-average share price	US$	40.03	36.37
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	35.0	28.7
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.0	1.0
Risk-free rate	%	4.2	4.0
1.Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.
The change in the number of ES shares during 2024 and 2023 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2024	41,337	$35.03
Granted	16,375	40.03
Exercised	(1,292)	35.70
Cancelled	(10)	42.18
Outstanding as at December 31, 2024	56,410	$36.47

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding as at January 1, 2023	39,425	$35.00
Granted	2,155	36.37
Exercised	(228)	34.84
Cancelled	(15)	43.51
Outstanding as at December 31, 2023	41,337	$35.03
Restricted Stock Plan
The Restricted Stock Plan awards executives with Class A shares purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
During 2024, Brookfield granted 1.7 million Class A shares (2023 – 1.5 million) pursuant to the terms and conditions of the Restricted Stock Plan, resulting in the recognition of $52 million (2023 – $57 million) of compensation expense.
Cash-settled Share-based Awards
Deferred Share Unit Plan and Restricted Share Unit Plan
The Deferred Share Unit Plan and Restricted Share Unit Plan provide for the issuance of DSUs and RSUs, respectively. Under these plans, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs and RSUs. The DSUs and RSUs vest over periods of up to five years, and DSUs accumulate additional DSUs at the same rate as dividends on common shares based on the market value of the common shares at the time of the dividend. Participants are not allowed to convert DSUs and RSUs into cash until retirement or cessation of employment.
The value of the DSUs, when converted to cash, will be equivalent to the market value of the common shares at the time the conversion takes place. The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of common shares at the time the conversion takes place and the market price on the date the RSUs are granted. The company uses equity derivative contracts to offset its exposure to the change in share prices in respect of vested and unvested DSUs and RSUs. The fair value of the vested DSUs and RSUs as at December 31, 2024 was $1.1 billion (2023 – $1.3 billion).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs and RSUs. The amount payable by the company in respect of vested DSUs and RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For the year ended December 31, 2024, employee compensation expense totaled $3 million (2023 – $1 million), net of the impact of hedging arrangements.
During the year ended December 31, 2024, the RSU plan was terminated and all participants received cash or other financial instruments equivalent to the fair value at the date of settlement. As the RSUs have been settled, the fair value is $nil as at December 31, 2024 (2023 – $486 million).
The change in the number of DSUs and RSUs during 2024 and 2023 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2024	20,951	13,679	C$	6.10
Granted and reinvested	219	—		—
Exercised and cancelled	(1,703)	(13,679)		6.10
Outstanding as at December 31, 2024	19,467	—	C$	—

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding as at January 1, 2023	21,648	13,679	C$	6.10
Granted and reinvested	271	—		—
Exercised and cancelled	(968)	—		—
Outstanding as at December 31, 2023	20,951	13,679	C$	6.10
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2024	Dec. 31, 2023
Share price on date of measurement	C$	82.62	53.15
Share price on date of measurement	US$	57.45	40.12
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2024	Dec. 31, 2023
Share price on date of measurement	C$	—	53.15
Weighted-average fair value of a unit	C$	—	47.05